Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings

The following table presents the realized and unrealized gains and losses that are recognized in earnings as net gain (loss) on derivative instruments for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31
(U.S. Dollars in thousands)	2014	2013	2012
Realized gain (loss)
Interest rate swap contracts	$(2,997)	$(1,265)	$(5,482)
Foreign exchange forward contracts	500	—	—
Unrealized gain (loss)
Interest rate swap contracts	(919)	1,522	(549)
Foreign exchange forward contracts	(2,991)	248	—

Total	$(6,407)	$505	$(6,031)